North Square Spectrum Alpha Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Number of Shares			Value
		MUTUAL FUNDS - 98.8%
805,679		North Square Advisory Research Small Cap Growth Fund [1]	$8,737,345
1,557,402		North Square Advisory Research Small Cap Value Fund [1]	15,946,243
4,885,043		North Square Dynamic Small Cap Fund - Class I [1]	57,598,074
		TOTAL MUTUAL FUNDS
		(Cost $93,349,486)	82,281,662
		SHORT-TERM INVESTMENT - 1.3%
1,100,466		First American Treasury Obligations Fund - Class X, 4.48% [2]	1,100,466
		TOTAL SHORT-TERM INVESTMENT
		(Cost $1,100,466)	1,100,466

		TOTAL INVESTMENTS - 100.1%
		(Cost $94,449,952)	83,382,128
		Liabilities in Excess of Other Assets - (0.1)%	(122,485)
		TOTAL NET ASSETS - 100.0%	$83,259,643

	[1]	Affiliated Company. See Affiliates Table in Notes to Schedule of Investments.
	[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC.

North Square Spectrum Alpha Fund
SUMMARY OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Mutual Funds	98.8%
Short-Term Investment	1.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

North Square Spectrum Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Mutual Funds	$82,281,662	-	-	$82,281,662
Short-Term Investment	1,100,466	-	-	1,100,466
Total Investments	$83,382,128	$-	$-	$83,382,128

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

North Square Spectrum Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a North Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,		Capital
	Beginning		Sales	Realized	Appreciation	End	Dividend	Gain
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	Distributions

North Square Advisory Research Small Cap Growth Fund - Class I	$10,600,059	$1,176,156	$(1,825,000)	$(753,030)	$(460,840)	$8,737,345	$1,176,156	$1,176,156
North Square Advisory Research Small Cap Value Fund - Class I	17,370,495	981,267	(1,825,000)	(248,024)	$(332,495)	15,946,243	981,267	964,183
North Square Dynamic Small Cap Fund - Class I	67,197,530	115,074	(12,975,000)	(2,237,520)	$5,497,990	57,598,074	115,074	-
	$95,168,084	$2,272,497	$(16,625,000)	$(3,238,574)	$4,704,655	$82,281,662	$2,272,498	$2,140,339

	Shares,			Shares,
	Beginning			End
	of Period	Purchases	Sales	of Period

North Square Advisory Research Small Cap Growth Fund - Class I	836,475	118,504	(149,300)	805,679
North Square Advisory Research Small Cap Value Fund - Class I	1,630,496	104,666	(177,760)	1,557,402
North Square Dynamic Small Cap Fund - Class I	6,060,602	10,769	(1,186,328)	4,885,043